Tax - Reconciliation Between Total Tax Rate and Tax Rate Before Exceptional Items and System Fund (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation between tax rate and tax rate before exceptional items and System Fund [abstract]
Group income statement	$ (280)	$ 542	$ 482
Exceptional items (note 6)	263	148	104
System Fund	102	49	146
(Loss)/profit before exceptional items and System Fund	85	739	732
Group income statement	(20)	156	132
Exceptional items (note 6)	52	20	27
Income tax expense before exceptional items and System Fund	$ 32	$ 176	$ 159
Group income statement	7.10%	28.80%	27.40%
Average effective tax rate before exceptional items and System Fund	37.60%	23.80%	21.70%